Cover page	12 Months Ended
Dec. 31, 2019 shares
Entity Information [Line Items]
Entity Registrant Name	Seadrill Partners LLC
Entity Central Index Key	0001553467
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding (in shares)	7,527,830
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Subordinated Units
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	1,654,335